Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable		$ 2,501	$ 1,523
Accrued compensation and benefits	$ 33	153	234
Other accrued liabilities	465	717	1,462
Total accounts payable and accrued liabilities	$ 1,670	$ 3,371	$ 3,219